Schedule of Related Party (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Sales to a shareholder	$ 18,886	$ 77,229	$ 134,751
Management fee paid to a shareholder		(3,500)	(45,500)
Interest expenses charged by a shareholder	(1,445)
Purchases from a shareholder			$ (135,000)